Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Sohu [Member]	Dec. 31, 2011 Sohu [Member]	Dec. 31, 2010 Sohu [Member]	Dec. 31, 2012 Web game revenues of 7Road [Member]	Dec. 31, 2011 Web game revenues of 7Road [Member]	Dec. 31, 2012 Online advertising revenue [Member]	Aug. 31, 2012 Online advertising revenue [Member]	Dec. 31, 2012 MMOG operations revenues [Member]	Dec. 31, 2012 Cinema advertising revenues [Member]	Dec. 31, 2011 Cinema advertising revenues [Member]	May 30, 2011 7Road [Member]	Dec. 31, 2012 7Road [Member]	Dec. 31, 2012 7Road [Member] Sale of software revenues of 7Road [Member]	Dec. 31, 2012 Shenzhen 7Road [Member]	May 11, 2011 Shenzhen 7Road [Member]
Schedule of Significant Accounting Policies [Line Items]
Provision for bad debt	$ 3,098,000	$ 2,147,000
Comprehensive income, fair value changes of short-term investment	1,500,000	659,000	0
Fully depreciated assets in use, original costs	15,000,000	7,600,000
Goodwill impairment loss	0	5,200,000	0
Impairment charges of intangible assets recorded in product development expense	5,741,000	1,104,000	2,949,000
Impairment charges of acquired intangibles via acquisition of business	2,900,000	219,000	0
Contingent consideration, minimum																		0
Contingent consideration, maximum																		32,760,000
Fair value of contingent consideration																		28,051,000
Indemnification assets involved																		0
Changes in fair value of contingent consideration																	2,200,000
Put option expiration year															2014
Period of validity of prepaid cards	2 years
Range of days player's personal game account in inactive should be suspended and closed	180 days
Revenues in connection with expired un-activated prepaid cards and unused balances of activated prepaid cards	627,000	964,000	712,000
Value added tax rate							17.00%	17.00%							17.00%
VAT rate, immediate tax refund rate							14.00%	14.00%							14.00%
VAT rate, net							3.00%	3.00%								3.00%
Amount of PRC VAT included in revenues														1,900,000	8,800,000
Value added tax rate in Pilot Program									6.00%			6.00%
Business tax rate										5.00%	5.00%		5.00%
Other income, awards from the PRC government	3,422,000	16,000	721,000
Awards recorded as a reduction in operating expenses	158,000	126,000	0
Advertising costs	$ 42,300,000	$ 33,400,000	$ 32,500,000	$ 14,000,000	$ 6,000,000	$ 7,500,000
Probability, tax benefit to be realized upon settlement, minimum	50.00%